Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Senior Bonds [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	Senior
Type	UF
Currency	8,000
Senior Bonds 1 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	Senior
Type	CLP
Currency	14,720,000,000
Senior Bonds 2 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	Senior
Type	CLP
Currency	500,000,000
Senior Bonds 3 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	Senior
Type	CLP
Currency	150,000,000
Senior Bonds 4 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	Senior
Type	UF
Currency	300,000
Senior Bonds 5 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	Senior
Type	UF
Currency	519,000
Senior Bonds 6 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	Senior
Type	CLP
Currency	300,000,00
Senior Bonds 7 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	Senior
Type	CLP
Currency	1,900,000,000
Senior Bonds 8 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	Senior
Type	UF
Currency	50,000
Senior Bonds 9 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	Senior
Type	UF
Currency	150,000
Senior Bonds 10 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	Senior
Type	UF
Currency	7,000
Senior Bonds 11 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	Senior
Type	UF
Currency	107,000
Senior Bonds 12 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	Senior
Type	UF
Currency	1,000
Senior Bonds 13 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	Senior
Type	CLP
Currency	970,000,000
Senior Bonds 14 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	Senior
Type	UF
Currency	105,000
Senior Bonds 15 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	Senior
Type	UF
Currency	50,000
Senior Bonds 16 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	Senior
Type	UF
Currency	21,000
Senior Bonds 17 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	Senior
Type	UF
Currency	278,000
Senior Bonds 18 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	Senior
Type	UF
Currency	20,000
Senior Bonds 19 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	Senior
Type	UF
Currency	100,000
Senior Bonds 20 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	Senior
Type	UF
Currency	1,000,000
Senior Bonds 21 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	Senior
Type	UF
Currency	340,000
Senior Bonds 22 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	Senior
Type	UF
Currency	312,000
Senior Bonds 23 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	Senior
Type	UF
Currency	194,000
Senior Bonds 24 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	Senior
Type	UF
Currency	150,000
Senior Bonds 25 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	Senior
Type	UF
Currency	100,000
Senior Bonds 26 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	Senior
Type	UF
Currency	100,000
Senior Bonds 27 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	Senior
Type	UF
Currency	25,000
Senior Bonds 28 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	Senior
Type	UF
Currency	57,000
Senior Bonds 29 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	Senior
Type	UF
Currency	4,500,000
Senior Bonds 30 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	Senior
Type	UF
Currency	710,000
Senior Bonds 31 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	Senior
Type	CLP
Currency	61,000,000,000
Senior Bonds 32 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	Senior
Type	CLP
Currency	5,950,000,000
Senior Bonds 33 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	Senior
Type	UF
Currency	704,000
Senior Bonds 34 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	Senior
Type	CLP
Currency	3,720,000,000
Senior Bonds 35 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	Senior
Type	UF
Currency	4,200,000,000
Senior Bonds 36 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	Senior
Type	UF
Currency	89,000
Senior Bonds 37 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	Senior
Type	UF
Currency	150,000
Senior Bonds 38 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	Senior
Type	UF
Currency	18,000
Senior Bonds 39 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	Senior
Type	UF
Currency	138,000
Senior Bonds 40 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	Senior
Type	UF
Currency	420,000
Senior Bonds 41 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	Senior
Type	UF
Currency	1,000,000
Senior Bonds 42 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	Senior
Type	UF
Currency	318,000
Senior Bonds 43 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	Senior
Type	UF
Currency	1,500,000
Senior Bonds 44 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	Senior
Type	UF
Currency	167,000
Senior Bonds 45 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	Senior
Type	UF
Currency	489,000
Senior Bonds 46 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	Senior
Type	UF
Currency	100,000
Senior Bonds 47 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	Senior
Type	CLP
Currency	50,600,000,000
Senior Bonds 48 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	Senior
Type	CLP
Currency	3,760,000,000
Senior Bonds 49 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	Senior
Type	UF
Currency	1,874,000
Senior Bonds 50 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	Senior
Type	CLP
Currency	12,340,000,000
Senior Bonds 51 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	Senior
Type	CLP
Currency	3,500,000,000
Senior Bonds 52 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	Senior
Type	UF
Currency	205,000
Senior Bonds 53 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	Senior
Type	CLP
Currency	30,000,000,000
Senior Bonds 54 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	Senior
Type	UF
Currency	119,000
Senior Bonds 55 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	Senior
Type	UF
Currency	20,000
Senior Bonds 56 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	Senior
Type	UF
Currency	31,000
Senior Bonds 57 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	Senior
Type	UF
Currency	10,000
Senior Bonds 58 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date	Senior
Type	UF
Currency	340,000
Senior Bonds 59 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		357,000
Senior Bonds 60 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		300,000
Senior Bonds 61 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		60,000
Senior Bonds 62 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		27,000
Senior Bonds 63 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		CLP
Currency		50,000,000
Senior Bonds 64 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		109,000
Senior Bonds 65 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		CLP
Currency		9,820,000,000
Senior Bonds 66 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		131,000
Senior Bonds 67 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		322,000
Senior Bonds 68 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		USD
Currency		2,490,000
Senior Bonds 69 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		47,000
Senior Bonds 70 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		CLP
Currency		400,000,000
Senior Bonds 71 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		1,000
Senior Bonds 72 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		28,000
Senior Bonds 73 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		74,000
Senior Bonds 74 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		171,000
Senior Bonds 75 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		181,000
Senior Bonds 76 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		CLP
Currency		330,000,000
Senior Bonds 77 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		CLP
Currency		11,430,000,000
Senior Bonds 78 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		2,000
Senior Bonds 79 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		1,000
Senior Bonds 80 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		CLP
Currency		120,000,000
Senior Bonds 81 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		CLP
Currency		10,000,000
Senior Bonds 82 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		40,000
Senior Bonds 83 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		CLP
Currency		6,000,000,000
Senior Bonds 84 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		CLP
Currency		1,180,000,000
Senior Bonds 85 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		CLP
Currency		7,430,000,000
Senior Bonds 86 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		CLP
Currency		2,520,000,000
Senior Bonds 87 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		CLP
Currency		10,000,000,000
Senior Bonds 88 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		2,000
Senior Bonds 89 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		15,000
Senior Bonds 90 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		50,000
Senior Bonds 91 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		4,000
Senior Bonds 92 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		350,000
Senior Bonds 93 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		115,000
Senior Bonds 94 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		57,000
Senior Bonds 95 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		24,000
Senior Bonds 96 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		250,000
Senior Bonds 97 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		10,000
Senior Bonds 98 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		169,000
Senior Bonds 99 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		1,000
Senior Bonds 100 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		180,000
Senior Bonds 101 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		11,000
Senior Bonds 102 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		CLP
Currency		6,750,000,000
Senior Bonds 103 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		1,000
Senior Bonds 104 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		2,000
Senior Bonds 105 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		261,000
Senior Bonds 106 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		150,000
Senior Bonds 107 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		2,000
Senior Bonds 108 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		850,000
Senior Bonds 109 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		150,000
Senior Bonds 110 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		US$
Currency		5,000,000
Senior Bonds 111 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		95.000
Senior Bonds 112 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		USD
Currency		5.000.000
Senior Bonds 113 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		CLP
Currency		1.250.000.000
Senior Bonds 114 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		62.000
Senior Bonds 115 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		360.000
Senior Bonds 116 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		5.000
Senior Bonds 117 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		CLP
Currency		1.000.000.000
Senior Bonds 118 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		5.184.000
Senior Bonds 119 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		CLP
Currency		16.710.000.000
Senior Bonds 120 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		CLP
Currency		32.800.000.000
Senior Bonds 121 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		27.000
Senior Bonds 122 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		CLP
Currency		101.400.000.000
Senior Bonds 123 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		157.000
Senior Bonds 124 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		USD
Currency		10.000.000
Senior Bonds 125 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		CLP
Currency		3.990.000.000
Senior Bonds 126 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		6.659.000
Senior Bonds 127 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		USD
Currency		10.000.000
Senior Bonds 128 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		CLP
Currency		210.000.000
Senior Bonds 129 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		CLP
Currency		970.000.000
Senior Bonds 130 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		CLP
Currency		2.000.000.000
Senior Bonds 131 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		CLP
Currency		11.900.000.000
Senior Bonds 132 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		USD
Currency		49.000.000
Senior Bonds 133 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		USD
Currency		47.000.000
Senior Bonds 134 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		CLP
Currency		6.020.000.000
Senior Bonds 135 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		100.000
Senior Bonds 136 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		CLP
Currency		10.750.000.000
Senior Bonds 137 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		USD
Currency		5.000.000
Senior Bonds 138 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		CLP
Currency		23.000.000.000
Senior Bonds 139 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		CLP
Currency		150.000.000
Senior Bonds 140 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		CHF
Currency		12.160.000
Senior Bonds 141 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		CHF
Currency		36.785.000
Senior Bonds 142 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		CLP
Currency		112.490.000.000
Senior Bonds 143 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		CLP
Currency		1.500.000.000
Senior Bonds 144 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		CLP
Currency		3.500.000.000
Senior Bonds 145 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		CLP
Currency		4.620.000.000
Senior Bonds 146 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		CHF
Currency		2.000.000
Senior Bonds 147 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		CLP
Currency		500.000.000
Senior Bonds 148 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		CLP
Currency		490.000.000
Senior Bonds 149 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		1.000
Senior Bonds 150 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		CLP
Currency		29.780.000.000
Senior Bonds 151 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		345.000
Senior Bonds 152 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		USD
Currency		3.350.000
Senior Bonds 153 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		100.000
Senior Bonds 154 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		77.000
Senior Bonds 155 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		11.000
Senior Bonds 156 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		14.000
Senior Bonds 157 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		24.000
Senior Bonds 158 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		70.000
Senior Bonds 159 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		45.000
Senior Bonds 160 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		210.000
Senior Bonds 161 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		USD
Currency		5.000.000
Senior Bonds 162 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		50.000
Senior Bonds 163 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		1.000
Senior Bonds 164 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		43.000
Senior Bonds 165 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		4,000
Senior Bonds 166 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		1,000
Senior Bonds 167 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		1,000
Senior Bonds 168 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		CLP
Currency		50,000,000
Senior Bonds 169 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		1,000
Senior Bonds 170 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		1,000
Senior Bonds 171 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		UF
Currency		2,000
Senior Bonds 172 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		CHF
Currency		2,000,000
Senior Bonds 173 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		USD
Currency		5,153,000
Senior Bonds 174 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		USD
Currency		20,000,000
Senior Bonds 175 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		USD
Currency		1,000,000
Senior Bonds 176 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		USD
Currency		10,000,000
Senior Bonds 177 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of partial repurchase [Line Items]
Issuance date		Senior
Type		USD
Currency		477,510,000